8 DERIVATIVE LIABILITY: Schedule of Assumptions for Derivative Liability valuation (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Assumptions for Derivative Liability valuation
	Financing warrants (1)	Financing warrants (2)
Risk-free interest rate	0.43%	0.43%
Expected life of warrants	0.00 years	0.00 years
Annualized volatility	125%	125%
Dividend rate	0.00%	0.00%